Note 15 - Condensed Parent Company Financial Information (Details) - Condensed Balance Sheets (Parentheticals) (Parent Company [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Income taxes receivable from bank subsidiary	$ 757,993	$ 137,993